Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2025
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework either based on credit assessments by external rating agencies or based on the counterparty/exposure type for non-retail
exposures and product type for retail exposures. The external ratings the Bank uses are issued by S&P, Fitch and/or DBRS specifically for the Bank’s exposures (i.e. issue specific ratings) if available, otherwise issuer ratings are used following OSFI’s CAR guidelines requirements. Standardized risk weights also take into account other factors such as specific provisions for defaulted exposures, eligible collateral, and loan-to-value
for real estate secured retail exposures.

As at October 31 ($ millions)	2025				2024
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
IRB portfolio
Corporate	$189,918	$71,341	$113,508	$374,767	$357,600
Bank	12,924	12,253	23,194	48,371	56,648
Sovereign	240,416	3,487	11,086	254,989	258,858
	443,258	87,081	147,788	678,127	673,106
Standardized portfolio
Corporate	49,395	4,901	23,786	78,082	65,375
Bank	1,609	69	141	1,819	3,213
Sovereign	24,372	523	243	25,138	24,320
	75,376	5,493	24,170	105,039	92,908
Total non-retail	$518,634	$92,574	$171,958	$783,166	$766,014
Retail
IRB portfolio
Real estate secured	$267,856	$60,485	$–	$328,341	$306,395
Qualifying revolving	18,710	63,595	–	82,305	67,585
Other retail	27,670	4,624	–	32,294	38,665
	314,236	128,704	–	442,940	412,645
Standardized portfolio
Real estate secured	67,179	102	–	67,281	63,572
Other retail	52,552	10,313	76	62,941	63,214
	119,731	10,415	76	130,222	126,786
Total retail	$433,967	$139,119	$76	$573,162	$539,431
Total	$952,601	$231,693	$172,034	$1,356,328	$1,305,445
By geography (4)
Canada	$587,309	$175,314	$49,503	$812,126	$783,178
United States	137,005	31,646	83,209	251,860	238,201
Chile	54,340	4,645	3,588	62,573	60,179
Mexico	52,283	3,901	3,183	59,367	58,439
Peru	29,386	2,187	2,194	33,767	32,609
Colombia	15,435	1,777	941	18,153	15,015
Other International
Europe	17,423	6,241	22,195	45,859	38,776
Caribbean	32,841	2,152	1,250	36,243	36,170
Latin America (other)	15,218	948	1,080	17,246	17,742
All other	11,361	2,882	4,891	19,134	25,136
Total	$952,601	$231,693	$172,034	$1,356,328	$1,305,445

(1)
Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.

(2)
Non-retail
drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

(3)
Other exposures include
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2025 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$62,171	$–	$–	$–	$–	$–	$–	$–	$3,796	$65,967
Precious metals	–	–	–	–	–	–	–	5,156	–	5,156
Trading assets
Securities	103	–	–	–	–	–	–	140,741	–	140,844
Loans	1,641	–	–	–	–	–	744	6,846	–	8,487
Other	–	–	–	–	–	–	–	2,892	–	2,892
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	203,008	–	–	–	–	–	203,008
Derivative financial instruments	–	–	–	–	46,531	–	42,120	–	–	46,531
Investment securities	146,457	–	–	–	–	2,258	–	–	1,233	149,948
Loans:
Residential mortgages (2)	58,663	311,413	–	–	–	–	–	–	115	370,191
Personal loans	5,940	95,171	9,456	–	–	–	–	–	–	110,567
Credit cards	–	14,585	313	–	–	–	–	–	3,147	18,045
Business & government	239,898	13,170	25,846	–	–	–	–	–	791	279,705
Allowances for credit losses (3)	(465)	(1,234)	–	–	–	–	–	–	(5,764)	(7,463)
Customers’ liability under acceptances	177	–	–	–	–	–	–	–	–	177
Property and equipment	–	–	–	–	–	–	–	–	4,881	4,881
Investment in associates	–	–	–	–	–	65	–	–	6,252	6,317
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,169	16,169
Other (including Deferred tax assets)	6,210	1,154	–	436	–	–	–	403	30,417	38,620

Total	$520,795	$434,259	$35,615	$203,444	$46,531	$2,323	$42,864	$156,038	$61,037	$1,460,042

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $52.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2024 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	Derivative Financial Instruments	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$60,501	$–	$–	$–	$–	$–	$–	$–	$3,359	$63,860
Precious metals	–	–	–	–	–	–	–	2,540	–	2,540
Trading assets
Securities	331	–	–	–	–	–	–	119,581	–	119,912
Loans	933	–	–	–	–	–	569	6,716	–	7,649
Other	–	–	–	–	–	–	–	2,166	–	2,166
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	200,543	–	–	–	–	–	200,543
Derivative financial instruments	–	–	–	–	44,379	–	39,736	–	–	44,379
Investment securities	147,607	–	–	–	–	5,008	–	–	217	152,832
Loans:
Residential mortgages (2)	61,467	289,358	–	–	–	–	–	–	116	350,941
Personal loans	711	101,821	3,847	–	–	–	–	–	–	106,379
Credit cards	–	13,892	162	–	–	–	–	–	3,320	17,374
Business & government	261,903	12,904	17,627	–	–	–	–	–	237	292,671
Allowances for credit losses (3)	(363)	(1,170)	–	–	–	–	–	–	(5,003)	(6,536)
Customers’ liability under acceptances	149	–	–	–	–	–	–	–	(1)	148
Property and equipment	–	–	–	–	–	–	–	–	5,252	5,252
Investment in associates	–	–	–	–	–	62	–	–	1,759	1,821
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,853	16,853
Other (including Deferred tax assets)	5,968	1,220	–	343	–	–	–	448	25,264	33,243

Total	$539,207	$418,025	$21,636	$200,886	$44,379	$5,070	$40,305	$131,451	$51,373	$1,412,027

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $56.3 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P and Fitch	Moody’s	Morningstar DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0565%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0565% – 0.0693%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0693% – 0.0833%
BBB+	Baa1	BBB (high)		87	0.0833% – 0.1243%
BBB	Baa2	BBB		85	0.1243% – 0.1976%
BBB-	Baa3	BBB (low)		83	0.1976% – 0.2743%
BB+	Ba1	BB (high)		80	0.2743% – 0.3806%
BB	Ba2	BB		77	0.3806% – 0.7061%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.7061% – 1.4290%
B+	B1	B (high)		73	1.4290% – 2.4715%
B to B-	B2 to B3	B to B (low)		70	2.4715% – 6.2065%
CCC+	Caa1	–		65	6.2065% – 15.9382%
CCC	Caa2	–	Watch list	60	15.9382% – 28.5499%
CCC- to CC	Caa3 to Ca	–		40	28.5499% – 48.3748%
–	–	–		30	48.3748% – 100.0000%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD Ranges as at October 31, 2025. The Range does not include the upper boundary for the row.

AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the
non-retail
IRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2025				2024
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$144,086	$1,557	$39,788	$185,431	$174,122
	95	36,203	13,422	30,882	80,507	71,282
	90	15,314	12,067	28,875	56,256	49,596
	87	26,472	13,771	16,458	56,701	63,699
	85	25,166	10,987	8,758	44,911	49,980
	83	43,384	11,155	5,924	60,463	69,342
Non-Investment grade	80	39,476	10,262	5,810	55,548	54,770
	77	25,637	6,542	4,824	37,003	40,729
	75	20,174	4,373	4,556	29,103	27,324
	73	7,913	1,464	756	10,133	10,140
	70	4,137	1,216	707	6,060	3,791
Watch list	65	907	60	43	1,010	1,592
	60	876	109	171	1,156	986
	40	910	75	134	1,119	889
	30	276	9	2	287	232
Default	21	1,482	12	100	1,594	1,313
Total		$392,413	$87,081	$147,788	$627,282	$619,787
Government guaranteed residential mortgages (3)		50,845	–	–	50,845	53,319
Total		$443,258	$87,081	$147,788	$678,127	$673,106

(1)	After credit risk mitigation.
(2)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Summary of Risk Categories of Borrower by Probability Of Default
The data in the table below provides a distribution of the retail AIRB exposures within each PD range by asset class:

As at October 31 ($ millions)	2025						2024
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0500%	$89,983	$57,130	$15,921	$792	$163,826	$145,243
Very Low	0.0501% – 0.1999%	95,370	19,900	36,811	5,792	157,873	148,919
Low	0.2000% – 0.9999%	43,971	–	14,536	16,932	75,439	79,011
Medium Low	1.0000% – 2.9999%	11,436	5,509	9,715	4,803	31,463	25,478
Medium	3.0000% – 9.9999%	7	–	2,719	2,683	5,409	7,524
High	10.0000% – 19.9999%	3,177	938	1,690	614	6,419	3,232
Extremely High	20.0000% – 99.9999%	2	–	785	511	1,298	2,263
Default	100%	791	127	128	167	1,213	975
Total		$244,737	$83,604	$82,305	$32,294	$442,940	$412,645

(1)	After credit risk mitigation.